CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A common stock common stock	Class A Common Stock Not Subject to Redemption common stock	Common Class A Subject To Redemption common stock	Class B common stock common stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 31, 2020		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 31, 2020		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor				$ 575	24,425		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)				5,750,000
Net income/loss						(4,734)	(4,734)
Balance at the end at Jun. 30, 2020				$ 575	24,425	(4,734)	20,266
Balance at the end (in shares) at Jun. 30, 2020				5,750,000
Balance at the beginning at Mar. 31, 2020		$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 31, 2020		0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to possible redemption		$ (1,918)	$ 0		(191,826,882)	0	(191,828,800)
Change in Class A ordinary shares subject to possible redemption (in shares)		(19,182,880)	0
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability		$ 2,300			205,989,863		205,989,863
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000	23,000,000
Issuance of Class B ordinary shares to Sponsor		$ 0	$ 575		24,425	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		0	5,750,000
Net income/loss						(9,188,357)	(9,188,357)
Balance at the end at Dec. 31, 2020	$ 382	$ 382	$ 575	$ 575	14,187,406	(9,188,357)	5,000,006
Balance at the end (in shares) at Dec. 31, 2020	3,817,120	3,817,120	5,750,000	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to possible redemption	$ 115				11,524,315		11,524,430
Change in Class A ordinary shares subject to possible redemption (in shares)	1,152,443
Net income/loss						(11,524,429)	(11,524,429)
Balance at the end at Mar. 31, 2021	$ 497			$ 575	25,711,721	(20,712,786)	5,000,007
Balance at the end (in shares) at Mar. 31, 2021	4,969,563			5,750,000
Balance at the beginning at Dec. 31, 2020	$ 382	$ 382	$ 575	$ 575	14,187,406	(9,188,357)	5,000,006
Balance at the beginning (in shares) at Dec. 31, 2020	3,817,120	3,817,120	5,750,000	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/loss							(12,567,023)
Balance at the end at Jun. 30, 2021	$ 507			$ 575	26,754,301	(21,755,380)	5,000,003
Balance at the end (in shares) at Jun. 30, 2021	5,073,822			5,750,000
Balance at the beginning at Mar. 31, 2021	$ 497			$ 575	25,711,721	(20,712,786)	5,000,007
Balance at the beginning (in shares) at Mar. 31, 2021	4,969,563			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to possible redemption	$ 10				1,042,580		1,042,590
Change in Class A ordinary shares subject to possible redemption (in shares)	104,259
Net income/loss						(1,042,594)	(1,042,594)
Balance at the end at Jun. 30, 2021	$ 507			$ 575	$ 26,754,301	$ (21,755,380)	$ 5,000,003
Balance at the end (in shares) at Jun. 30, 2021	5,073,822			5,750,000